Basis of Presentation - Impacts of Applying IFRS 15 on Prior Period Consolidated Statement of Income (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Non-Interest Revenue
Securities commissions and fees	$ 254	$ 248	$ 249	$ 502	$ 510
Deposit and payment service charges	290	291	277	581	553
Card fees	116	105	112	221	200
Investment management and custodial fees	426	428	437	854	861
Underwriting and advisory fees	261	244	214	505	435
Other	132	147	153	279	291
Non-Interest Revenue	3,078	3,345	2,914	6,423	5,677
Non-Interest Expense
Employee compensation	2,010	2,072	2,012	4,082	3,975
Travel and business development	143	126	130	269	243
Professional fees	141	121	143	262	268
Other	318	303	364	621	709
Non-Interest Expense	3,595	3,557	3,525	7,152	6,925
Provision for income taxes	(384)	(387)	(317)	(771)	(1,080)
Net Income	$ 1,497	$ 1,510	1,246	$ 3,007	2,219
Increase (decrease) due to application of IFRS 15 [member]
Non-Interest Revenue
Securities commissions and fees			(2)		(3)
Deposit and payment service charges			(2)		(5)
Card fees			(37)		(77)
Investment management and custodial fees			2		3
Underwriting and advisory fees			1		3
Other			1		2
Non-Interest Revenue			(37)		(77)
Non-Interest Expense
Employee compensation			1		1
Travel and business development			(43)		(87)
Professional fees			2		4
Other			3		4
Non-Interest Expense			(37)		(78)
Provision for income taxes					1
Net Income			$ 0		$ 0